EQUITY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
EQUITY TRANSACTIONS
EQUITY TRANSACTIONS

19.  EQUITY TRANSACTIONS

The authorized share capital consisted of 1,000,000,000 ordinary shares at a par value of US$0.00005 per share, of which 700,000,000 shares were designated as Class A ordinary shares, and 300,000,000 as Class B ordinary shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof.

In 2017, 894,760 share options were exercised at the exercise prices of US$0.2 to US$1.0 per share, resulting in the issuance of 894,760 Class A ordinary shares at US$0.00005 each for an aggregate consideration of US$831. The Company repurchased 2,602,000 Class A ordinary shares for a consideration of US$2,999. As of December 31, 2017, 333,787,552 and 74,400,299 Class A and Class B ordinary shares were issued and outstanding, respectively.

In 2018, 6,513,460 share options were exercised at the exercise prices of US$0.2 to US$1.0 per share, resulting in the issuance of 6,513,460 Class A ordinary shares at US$0.00005 each for an aggregate consideration of US$6,014. And 10,503,520 restricted shares were vested and exercised without exercise prices. As of December 31, 2018, 350,804,532 and 74,400,299 Class A and Class B ordinary shares were issued and outstanding, respectively.

In 2019, 3,572,880 share options were exercised at the exercise prices of US$0.2 to US$1.0 per share, resulting in the issuance of 3,572,880 Class A ordinary shares at US$0.00005 each for an aggregate consideration of US$2,456. And 1,224,180 restricted shares were vested and exercised without exercise prices. During the year 2019, 64,400,200 Class B ordinary shares were converted to Class A ordinary shares. As of December 31, 2019,  420,001,792 and 10,000,099 Class A and Class B ordinary shares were issued and outstanding, respectively.